400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1 415 670 2059 Fax +1 415 618 1377 andrew.josef@blackrock.com

 January 9, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	iShares, Inc. (the “Company”)
Securities Act File No. 33-97598;
Investment Company Act File No. 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectuses and Statements of Additional Information, each dated December 30, 2011, do not differ from those contained in the following Post-Effective Amendments to the Company’s Registration Statement on Form N-1A, filed electronically on December 30, 2011:

Series	Post-Effective Amendment No.
iShares MSCI Emerging Markets Asia Index Fund	186
iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund	187
iShares MSCI Emerging Markets EMEA Index Fund	188
iShares MSCI Emerging Markets Growth Index Fund	189
iShares MSCI Emerging Markets Value Index Fund	190
iShares MSCI World Index Fund	191

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-2059.

Yours truly,

/s/ Andrew Josef
Andrew Josef, Esq.

cc:  Benjamin J. Haskin, Esq.